Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
Prior to the Business Combination, Jupiter Intermediate Holdco, LLC, on behalf of the Janus Core, entered into a Management and Monitoring Services Agreement (“MMSA”) with the Class A Preferred Unit holders group. As a result of the Business Combination the MMSA was terminated effective June 7, 2021. Janus Core paid management fees of $2,615 to the Class A Preferred Unit holders group for the three months ended March 27, 2021. There were no Class A Preferred Unit holders group management fees accrued and unpaid as of April 2, 2022 and January 1, 2022, respectively.
Janus Core leases a manufacturing facility in Butler, Indiana, from Janus Butler, LLC, an entity wholly owned by a former member of the board of directors of the Group. Effective October 20, 2021 the member resigned from the board of directors of Janus Core. Rent payments paid to Janus Butler, LLC for the three months ended April 2, 2022 and March 27, 2021 were approximately $37 and $49, respectively. The original lease extended through October 31, 2021 and on November 1, 2021 the lease was extended to October 31, 2026, with monthly payments of approximately $13 with an annual escalation of 1.5%.
Janus Core was previously a party to a lease agreement with 134 Janus International, LLC, which is an entity majority owned by a former member of the board of directors of the Company. In December 2021, the leased premises in Temple, Georgia were sold by the former director to a third party buyer, resulting in an assignment of the lease to said third-party buyer and an extension of the lease to November 30, 2031. Rent payments paid to 134 Janus International, LLC in the three months ended April 2, 2022 and March 27, 2021 were approximately and $0 and $114, respectively.
The Group is a party to a lease agreement with ASTA Investment, LLC, for a manufacturing facility in Cartersville, Georgia an entity partially owned by a stockholder of the Company. The original lease term began on April 1, 2018 and extended through March 31, 2028 and was amended in March 2021 to extend the term until March 1, 2030, with monthly lease payments of $66 per month with an annual escalation of 2.0%. Rent payments to ASTA Investment, LLC for the three months ended April 2, 2022 and March 27, 2021 were approximately $203 and $198, respectively.

14. Related Party Transactions
Prior to the Business Combination, Jupiter Intermediate Holdco, LLC, on behalf of Janus Core, entered into a Management and Monitoring Services Agreement (MMSA) with the Class A Preferred Unit holders group. Janus Core paid management fees to the Class A Preferred Unit holders group for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, of approximately
$1,124
,
$7,101,
 and $6,947, respectively. Approximately
$896

and $679 of the Class A Preferred Unit holders group management fees were accrued and unpaid as of December 26, 2020 and December 28, 2019, respectively. There were no
 fees accrued and unpaid as of January 1, 2022. As a result of the Business Combination the MMSA was terminated effective June 7, 2021.

On July 21, 2020, Janus entered into an Assignment and Assumption Agreement with the private equity group that owns a majority of the Company, in which private equity group acted as the assignor to sell and assign to us the rights and obligations under the First Lien Term Loan Credit Agreement for the principal amount of $
1,988,582
in exchange for consideration of $
1,731,037
.
Janus Core leases a manufacturing facility in Butler, Indiana, from Janus Butler, LLC, an entity wholly owned by a former member of the board of directors of Group. Effective October 20, 2021 the member resigned from the board of Janus Core. Rent payments paid to Janus Butler, LLC for the years ended January 1, 2022, December 26, 2020, and December 28, 2019 were approximately $
135
,
$
134
, and $132, respectively. The original lease extends through October 31, 2021 and on November 1, 2021 the lease was extended to October 31, 2026, with monthly payments of approximately $
13
with an annual escalation of
1.5
%.
Janus Core was previously a party to a lease agreement with 134 Janus International, LLC, which is an entity majority owned by a former member of the board of directors of the Company. In December, 2021 the leased premises in Temple, Georgia were sold by the former director to a third party buyer, resulting in an assignment of the lease to said third-party buyer and an extension of the lease to November 30, 2031. Rent payments paid to 134 Janus International, LLC in the years ended January 1, 2022, December 26, 2020, and December 28, 2019, were approximately $
343 and $446
, and $417, respectively.
The Group is a party to a lease agreement with ASTA Investment, LLC, for a manufacturing facility in Cartersville, Georgia an entity partially owned by a shareholder of the Company. The original lease term began on April 1, 2018 and extended through March 31, 2028 and was amended in December 2020 to extend the term until March 1, 2030, with monthly lease payments of $66 per month with an annual escalation of 2.0%.
Rent payments to ASTA Investment, LLC for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, were approximately $
801 and $837
, and $541 respectively.